Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brown Advisory Funds
Entity Central Index Key	0001548609
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Growth Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$35	0.72%
[1]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%
Net Assets	$ 387,922,236
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 1,635,900
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$387,922,236
Number of Holdings	34
Net Advisory Fee	$1,635,900
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	35.7%
Industrials	14.1%
Communication Services	12.0%
Consumer Discretionary	11.2%
Health Care	11.0%
Financials	8.1%
Consumer Staples	3.3%
Real Estate	2.1%
Cash & Other	2.5%

Top 10 Issuers	(%)
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.9%
Hilton Worldwide Holdings, Inc.	4.4%
Broadcom, Inc.	4.3%
Intuitive Surgical, Inc.	4.0%
Alphabet, Inc.	3.8%
Meta Platforms, Inc.	3.5%
Netflix, Inc.	3.5%
Intuit, Inc.	3.5%
[2]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Growth Equity Fund
Class Name	Investor Shares
Trading Symbol	BIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$43	0.87%
[3]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Net Assets	$ 387,922,236
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 1,635,900
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$387,922,236
Number of Holdings	34
Net Advisory Fee	$1,635,900
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	35.7%
Industrials	14.1%
Communication Services	12.0%
Consumer Discretionary	11.2%
Health Care	11.0%
Financials	8.1%
Consumer Staples	3.3%
Real Estate	2.1%
Cash & Other	2.5%

Top 10 Issuers	(%)
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.9%
Hilton Worldwide Holdings, Inc.	4.4%
Broadcom, Inc.	4.3%
Intuitive Surgical, Inc.	4.0%
Alphabet, Inc.	3.8%
Meta Platforms, Inc.	3.5%
Netflix, Inc.	3.5%
Intuit, Inc.	3.5%
[4]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Growth Equity Fund
Class Name	Advisor Shares
Trading Symbol	BAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$55	1.12%
[5]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%
Net Assets	$ 387,922,236
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 1,635,900
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$387,922,236
Number of Holdings	34
Net Advisory Fee	$1,635,900
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	35.7%
Industrials	14.1%
Communication Services	12.0%
Consumer Discretionary	11.2%
Health Care	11.0%
Financials	8.1%
Consumer Staples	3.3%
Real Estate	2.1%
Cash & Other	2.5%

Top 10 Issuers	(%)
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.9%
Hilton Worldwide Holdings, Inc.	4.4%
Broadcom, Inc.	4.3%
Intuitive Surgical, Inc.	4.0%
Alphabet, Inc.	3.8%
Meta Platforms, Inc.	3.5%
Netflix, Inc.	3.5%
Intuit, Inc.	3.5%
[6]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$27	0.52%
[7]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 1,004,088,339
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 2,174,863
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,004,088,339
Number of Holdings	45
Net Advisory Fee	$2,174,863
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	24.8%
Information Technology	22.7%
Communication Services	14.6%
Consumer Discretionary	11.6%
Health Care	10.1%
Industrials	9.9%
Consumer Staples	2.5%
Energy	2.2%
Cash & Other	1.6%

Top 10 Issuers	(%)
Alphabet, Inc.	8.1%
Microsoft Corp.	6.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Meta Platforms, Inc.	5.5%
Amazon.com, Inc.	4.7%
Visa, Inc.	4.4%
Mastercard, Inc.	4.3%
KKR & Co., Inc.	3.8%
Berkshire Hathaway, Inc.	3.6%
Booking Holdings, Inc.	2.6%
[8]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity Fund
Class Name	Investor Shares
Trading Symbol	BIAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$34	0.67%
[9]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 1,004,088,339
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 2,174,863
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,004,088,339
Number of Holdings	45
Net Advisory Fee	$2,174,863
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	24.8%
Information Technology	22.7%
Communication Services	14.6%
Consumer Discretionary	11.6%
Health Care	10.1%
Industrials	9.9%
Consumer Staples	2.5%
Energy	2.2%
Cash & Other	1.6%

Top 10 Issuers	(%)
Alphabet, Inc.	8.1%
Microsoft Corp.	6.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Meta Platforms, Inc.	5.5%
Amazon.com, Inc.	4.7%
Visa, Inc.	4.4%
Mastercard, Inc.	4.3%
KKR & Co., Inc.	3.8%
Berkshire Hathaway, Inc.	3.6%
Booking Holdings, Inc.	2.6%
[10]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity Fund
Class Name	Advisor Shares
Trading Symbol	BAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$47	0.92%
[11]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 1,004,088,339
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 2,174,863
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,004,088,339
Number of Holdings	45
Net Advisory Fee	$2,174,863
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	24.8%
Information Technology	22.7%
Communication Services	14.6%
Consumer Discretionary	11.6%
Health Care	10.1%
Industrials	9.9%
Consumer Staples	2.5%
Energy	2.2%
Cash & Other	1.6%

Top 10 Issuers	(%)
Alphabet, Inc.	8.1%
Microsoft Corp.	6.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Meta Platforms, Inc.	5.5%
Amazon.com, Inc.	4.7%
Visa, Inc.	4.4%
Mastercard, Inc.	4.3%
KKR & Co., Inc.	3.8%
Berkshire Hathaway, Inc.	3.6%
Booking Holdings, Inc.	2.6%
[12]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Growth Fund
Class Name	Institutional Shares
Trading Symbol	BAFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$31	0.61%
[13]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 6,616,636,092
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 21,167,065
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$6,616,636,092
Number of Holdings	34
Net Advisory Fee	$21,167,065
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	46.3%
Financials	18.1%
Industrials	12.5%
Consumer Discretionary	9.2%
Health Care	7.8%
Communication Services	2.7%
Materials	2.1%
Cash & Other	1.3%

Top 10 Issuers	(%)
Microsoft Corp.	9.0%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.1%
Visa, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Intuit, Inc.	3.7%
Broadcom, Inc.	3.5%
Charles Schwab Corp.	3.3%
KKR & Co., Inc.	3.2%
Arthur J Gallagher & Co.	2.8%
[14]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Growth Fund
Class Name	Investor Shares
Trading Symbol	BIAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$38	0.76%
[15]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 6,616,636,092
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 21,167,065
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$6,616,636,092
Number of Holdings	34
Net Advisory Fee	$21,167,065
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	46.3%
Financials	18.1%
Industrials	12.5%
Consumer Discretionary	9.2%
Health Care	7.8%
Communication Services	2.7%
Materials	2.1%
Cash & Other	1.3%

Top 10 Issuers	(%)
Microsoft Corp.	9.0%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.1%
Visa, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Intuit, Inc.	3.7%
Broadcom, Inc.	3.5%
Charles Schwab Corp.	3.3%
KKR & Co., Inc.	3.2%
Arthur J Gallagher & Co.	2.8%
[16]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Growth Fund
Class Name	Advisor Shares
Trading Symbol	BAWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$50	1.01%
[17]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
Net Assets	$ 6,616,636,092
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 21,167,065
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$6,616,636,092
Number of Holdings	34
Net Advisory Fee	$21,167,065
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	46.3%
Financials	18.1%
Industrials	12.5%
Consumer Discretionary	9.2%
Health Care	7.8%
Communication Services	2.7%
Materials	2.1%
Cash & Other	1.3%

Top 10 Issuers	(%)
Microsoft Corp.	9.0%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.1%
Visa, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Intuit, Inc.	3.7%
Broadcom, Inc.	3.5%
Charles Schwab Corp.	3.3%
KKR & Co., Inc.	3.2%
Arthur J Gallagher & Co.	2.8%
[18]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mid-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	BAFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$41	0.82%
[19]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 28,165,997
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 169,146
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$28,165,997
Number of Holdings	63
Net Advisory Fee	$169,146
Portfolio Turnover	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	22.7%
Industrials	21.7%
Consumer Discretionary	19.2%
Health Care	17.9%
Financials	4.5%
Energy	4.0%
Real Estate	3.4%
Materials	2.4%
Communication Services	2.1%
Cash & Other	2.1%

Top 10 Issuers	(%)
Hilton Worldwide Holdings, Inc.	3.7%
CoStar Group, Inc.	3.4%
Dexcom, Inc.	3.0%
Cardinal Health, Inc.	2.8%
Cheniere Energy, Inc.	2.7%
HEICO Corp.	2.7%
Fair Isaac Corp.	2.6%
Verisk Analytics, Inc.	2.6%
First American Government Obligations Fund	2.5%
Alnylam Pharmaceuticals, Inc.	2.5%
[20]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mid-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	BMIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$48	0.97%
[21]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Net Assets	$ 28,165,997
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 169,146
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$28,165,997
Number of Holdings	63
Net Advisory Fee	$169,146
Portfolio Turnover	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	22.7%
Industrials	21.7%
Consumer Discretionary	19.2%
Health Care	17.9%
Financials	4.5%
Energy	4.0%
Real Estate	3.4%
Materials	2.4%
Communication Services	2.1%
Cash & Other	2.1%

Top 10 Issuers	(%)
Hilton Worldwide Holdings, Inc.	3.7%
CoStar Group, Inc.	3.4%
Dexcom, Inc.	3.0%
Cardinal Health, Inc.	2.8%
Cheniere Energy, Inc.	2.7%
HEICO Corp.	2.7%
Fair Isaac Corp.	2.6%
Verisk Analytics, Inc.	2.6%
First American Government Obligations Fund	2.5%
Alnylam Pharmaceuticals, Inc.	2.5%
[22]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	BAFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$50	0.97%
[23]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 616,675,828
Holdings Count | $ / shares	72
Advisory Fees Paid, Amount	$ 3,475,744
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$616,675,828
Number of Holdings	72
Net Advisory Fee	$3,475,744
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	31.9%
Information Technology	25.1%
Health Care	20.9%
Financials	5.0%
Energy	4.7%
Consumer Discretionary	4.6%
Materials	3.0%
Real Estate	2.5%
Consumer Staples	1.8%
Cash & Other	0.5%

Top 10 Issuers	(%)
Establishment Labs Holdings, Inc.	4.3%
CCC Intelligent Solutions Holdings, Inc.	4.1%
Oceaneering International, Inc.	3.8%
Waste Connections, Inc.	3.6%
Prosperity Bancshares, Inc.	3.4%
HealthEquity, Inc.	3.3%
Dynatrace, Inc.	3.2%
Bruker Corp.	2.6%
StandardAero, Inc.	2.5%
Bio-Techne Corp.	2.4%
[24]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	BIASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$57	1.12%
[25]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Net Assets	$ 616,675,828
Holdings Count | $ / shares	72
Advisory Fees Paid, Amount	$ 3,475,744
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$616,675,828
Number of Holdings	72
Net Advisory Fee	$3,475,744
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	31.9%
Information Technology	25.1%
Health Care	20.9%
Financials	5.0%
Energy	4.7%
Consumer Discretionary	4.6%
Materials	3.0%
Real Estate	2.5%
Consumer Staples	1.8%
Cash & Other	0.5%

Top 10 Issuers	(%)
Establishment Labs Holdings, Inc.	4.3%
CCC Intelligent Solutions Holdings, Inc.	4.1%
Oceaneering International, Inc.	3.8%
Waste Connections, Inc.	3.6%
Prosperity Bancshares, Inc.	3.4%
HealthEquity, Inc.	3.3%
Dynatrace, Inc.	3.2%
Bruker Corp.	2.6%
StandardAero, Inc.	2.5%
Bio-Techne Corp.	2.4%
[26]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Growth Fund
Class Name	Advisor Shares
Trading Symbol	BASAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$70	1.37%
[27]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.37%
Net Assets	$ 616,675,828
Holdings Count | $ / shares	72
Advisory Fees Paid, Amount	$ 3,475,744
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$616,675,828
Number of Holdings	72
Net Advisory Fee	$3,475,744
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	31.9%
Information Technology	25.1%
Health Care	20.9%
Financials	5.0%
Energy	4.7%
Consumer Discretionary	4.6%
Materials	3.0%
Real Estate	2.5%
Consumer Staples	1.8%
Cash & Other	0.5%

Top 10 Issuers	(%)
Establishment Labs Holdings, Inc.	4.3%
CCC Intelligent Solutions Holdings, Inc.	4.1%
Oceaneering International, Inc.	3.8%
Waste Connections, Inc.	3.6%
Prosperity Bancshares, Inc.	3.4%
HealthEquity, Inc.	3.3%
Dynatrace, Inc.	3.2%
Bruker Corp.	2.6%
StandardAero, Inc.	2.5%
Bio-Techne Corp.	2.4%
[28]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Fundamental Value Fund
Class Name	Institutional Shares
Trading Symbol	BAUUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$51	0.95%
[29]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 1,076,960,162
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 5,242,511
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,076,960,162
Number of Holdings	63
Net Advisory Fee	$5,242,511
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	31.7%
Industrials	10.1%
Information Technology	9.3%
Materials	8.3%
Consumer Discretionary	8.0%
Health Care	7.2%
Real Estate	7.2%
Communication Services	6.1%
Energy	5.9%
Cash & Other	6.2%

Top 10 Issuers	(%)
NCR Atleos Corp.	3.6%
Cushman & Wakefield Ltd.	3.4%
Ingevity Corp.	2.8%
Global Net Lease, Inc.	2.6%
Talen Energy Corp.	2.6%
Brightstar Lottery PLC	2.4%
Oceaneering International, Inc.	2.3%
Towne Bank/Portsmouth VA	2.3%
Bancorp, Inc.	2.3%
Old National Bancorp	2.2%
[30]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Fundamental Value Fund
Class Name	Investor Shares
Trading Symbol	BIAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$58	1.10%
[31]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Net Assets	$ 1,076,960,162
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 5,242,511
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,076,960,162
Number of Holdings	63
Net Advisory Fee	$5,242,511
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	31.7%
Industrials	10.1%
Information Technology	9.3%
Materials	8.3%
Consumer Discretionary	8.0%
Health Care	7.2%
Real Estate	7.2%
Communication Services	6.1%
Energy	5.9%
Cash & Other	6.2%

Top 10 Issuers	(%)
NCR Atleos Corp.	3.6%
Cushman & Wakefield Ltd.	3.4%
Ingevity Corp.	2.8%
Global Net Lease, Inc.	2.6%
Talen Energy Corp.	2.6%
Brightstar Lottery PLC	2.4%
Oceaneering International, Inc.	2.3%
Towne Bank/Portsmouth VA	2.3%
Bancorp, Inc.	2.3%
Old National Bancorp	2.2%
[32]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Fundamental Value Fund
Class Name	Advisor Shares
Trading Symbol	BAUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$72	1.35%
[33]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.35%
Net Assets	$ 1,076,960,162
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 5,242,511
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,076,960,162
Number of Holdings	63
Net Advisory Fee	$5,242,511
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	31.7%
Industrials	10.1%
Information Technology	9.3%
Materials	8.3%
Consumer Discretionary	8.0%
Health Care	7.2%
Real Estate	7.2%
Communication Services	6.1%
Energy	5.9%
Cash & Other	6.2%

Top 10 Issuers	(%)
NCR Atleos Corp.	3.6%
Cushman & Wakefield Ltd.	3.4%
Ingevity Corp.	2.8%
Global Net Lease, Inc.	2.6%
Talen Energy Corp.	2.6%
Brightstar Lottery PLC	2.4%
Oceaneering International, Inc.	2.3%
Towne Bank/Portsmouth VA	2.3%
Bancorp, Inc.	2.3%
Old National Bancorp	2.2%
[34]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Small-Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BAFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$49	0.93%
[35]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
Net Assets	$ 102,546,814
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 374,053
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$102,546,814
Number of Holdings	74
Net Advisory Fee	$374,053
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Health Care	19.1%
Financials	18.9%
Industrials	18.8%
Information Technology	15.6%
Consumer Discretionary	5.7%
Materials	5.4%
Real Estate	5.0%
Communication Services	2.3%
Energy	2.3%
Cash & Other	6.9%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.9%
Bancorp, Inc.	2.4%
Bristow Group, Inc.	2.3%
Confluent, Inc.	2.2%
Eastern Bankshares, Inc.	2.2%
Old National Bancorp	2.0%
Guardian Pharmacy Services, Inc.	2.0%
Ingevity Corp.	1.9%
HealthEquity, Inc.	1.8%
Talen Energy Corp.	1.8%
[36]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Small-Cap Core Fund
Class Name	Investor Shares
Trading Symbol	BIAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$57	1.08%
[37]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 102,546,814
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 374,053
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$102,546,814
Number of Holdings	74
Net Advisory Fee	$374,053
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Health Care	19.1%
Financials	18.9%
Industrials	18.8%
Information Technology	15.6%
Consumer Discretionary	5.7%
Materials	5.4%
Real Estate	5.0%
Communication Services	2.3%
Energy	2.3%
Cash & Other	6.9%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.9%
Bancorp, Inc.	2.4%
Bristow Group, Inc.	2.3%
Confluent, Inc.	2.2%
Eastern Bankshares, Inc.	2.2%
Old National Bancorp	2.0%
Guardian Pharmacy Services, Inc.	2.0%
Ingevity Corp.	1.9%
HealthEquity, Inc.	1.8%
Talen Energy Corp.	1.8%
[38]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Value Fund
Class Name	Institutional Shares
Trading Symbol	BASVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$37	0.70%
[39]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 178,507,962
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 482,054
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$178,507,962
Number of Holdings	42
Net Advisory Fee	$482,054
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Health Care	20.6%
Financials	19.9%
Information Technology	11.6%
Industrials	9.7%
Materials	7.7%
Communication Services	7.3%
Energy	5.7%
Consumer Discretionary	3.9%
Consumer Staples	3.3%
Cash & Other	10.3%

Top 10 Issuers	(%)
CRH PLC	4.7%
Cardinal Health, Inc.	4.4%
First American Government Obligations Fund	4.2%
Sanofi SA	4.1%
Bank of America Corp.	3.8%
Schlumberger NV	3.6%
American International Group, Inc.	3.5%
Willis Towers Watson PLC	3.4%
Unilever PLC	3.3%
Citigroup, Inc.	3.2%
[40]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Value Fund
Class Name	Investor Shares
Trading Symbol	BISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$45	0.85%
[41]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 178,507,962
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 482,054
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$178,507,962
Number of Holdings	42
Net Advisory Fee	$482,054
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Health Care	20.6%
Financials	19.9%
Information Technology	11.6%
Industrials	9.7%
Materials	7.7%
Communication Services	7.3%
Energy	5.7%
Consumer Discretionary	3.9%
Consumer Staples	3.3%
Cash & Other	10.3%

Top 10 Issuers	(%)
CRH PLC	4.7%
Cardinal Health, Inc.	4.4%
First American Government Obligations Fund	4.2%
Sanofi SA	4.1%
Bank of America Corp.	3.8%
Schlumberger NV	3.6%
American International Group, Inc.	3.5%
Willis Towers Watson PLC	3.4%
Unilever PLC	3.3%
Citigroup, Inc.	3.2%
[42]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Global Leaders Fund
Class Name	Institutional Shares
Trading Symbol	BAFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$38	0.75%
[43]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 2,539,785,292
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 8,110,201
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,539,785,292
Number of Holdings	33
Net Advisory Fee	$8,110,201
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	31.8%
Information Technology	21.4%
Industrials	18.2%
Health Care	8.7%
Communication Services	7.6%
Consumer Discretionary	4.2%
Consumer Staples	3.7%
Cash & Other	4.4%

Top 10 Issuers	(%)
Microsoft Corp.	8.5%
Alphabet, Inc.	6.0%
Visa, Inc.	4.9%
London Stock Exchange Group PLC	4.9%
Deutsche Boerse AG	4.6%
First American Government Obligations Fund	4.3%
Mastercard, Inc.	4.1%
Roche Holding AG	3.7%
Unilever PLC	3.5%
Charles Schwab Corp.	3.2%

Top 10 Countries	(%)
United States	54.6%
United Kingdom	13.5%
Germany	6.3%
Switzerland	3.7%
Netherlands	3.4%
Taiwan	3.2%
China	3.0%
India	2.8%
France	2.8%
Sweden	2.4%
[44]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Global Leaders Fund
Class Name	Investor Shares
Trading Symbol	BIALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$46	0.90%
[45]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 2,539,785,292
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 8,110,201
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,539,785,292
Number of Holdings	33
Net Advisory Fee	$8,110,201
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	31.8%
Information Technology	21.4%
Industrials	18.2%
Health Care	8.7%
Communication Services	7.6%
Consumer Discretionary	4.2%
Consumer Staples	3.7%
Cash & Other	4.4%

Top 10 Issuers	(%)
Microsoft Corp.	8.5%
Alphabet, Inc.	6.0%
Visa, Inc.	4.9%
London Stock Exchange Group PLC	4.9%
Deutsche Boerse AG	4.6%
First American Government Obligations Fund	4.3%
Mastercard, Inc.	4.1%
Roche Holding AG	3.7%
Unilever PLC	3.5%
Charles Schwab Corp.	3.2%

Top 10 Countries	(%)
United States	54.6%
United Kingdom	13.5%
Germany	6.3%
Switzerland	3.7%
Netherlands	3.4%
Taiwan	3.2%
China	3.0%
India	2.8%
France	2.8%
Sweden	2.4%
[46]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable International Leaders Fund
Class Name	Institutional Shares
Trading Symbol	BAILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$43	0.85%
[47]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 47,289,650
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 97,875
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$47,289,650
Number of Holdings	35
Net Advisory Fee	$97,875
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	26.7%
Consumer Discretionary	18.9%
Financials	17.2%
Information Technology	10.4%
Health Care	7.6%
Communication Services	6.3%
Consumer Staples	2.0%
Cash & Other	10.9%

Top 10 Issuers	(%)
First American Government Obligations Fund	11.3%
Howden Joinery Group PLC	4.0%
AIA Group Ltd.	3.9%
HDFC Bank Ltd.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6%
Experian PLC	3.4%
Cie Financiere Richemont SA	3.4%
Airbus SE	3.3%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
London Stock Exchange Group PLC	3.0%

Top 10 Countries	(%)
United Kingdom	23.0%
United States	14.2%
France	9.3%
China	7.9%
Netherlands	7.2%
Germany	6.7%
Switzerland	5.4%
Japan	4.5%
Canada	4.0%
India	3.7%
[48]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable International Leaders Fund
Class Name	Investor Shares
Trading Symbol	BISLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$50	1.00%
[49]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 47,289,650
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 97,875
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$47,289,650
Number of Holdings	35
Net Advisory Fee	$97,875
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	26.7%
Consumer Discretionary	18.9%
Financials	17.2%
Information Technology	10.4%
Health Care	7.6%
Communication Services	6.3%
Consumer Staples	2.0%
Cash & Other	10.9%

Top 10 Issuers	(%)
First American Government Obligations Fund	11.3%
Howden Joinery Group PLC	4.0%
AIA Group Ltd.	3.9%
HDFC Bank Ltd.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6%
Experian PLC	3.4%
Cie Financiere Richemont SA	3.4%
Airbus SE	3.3%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
London Stock Exchange Group PLC	3.0%

Top 10 Countries	(%)
United Kingdom	23.0%
United States	14.2%
France	9.3%
China	7.9%
Netherlands	7.2%
Germany	6.7%
Switzerland	5.4%
Japan	4.5%
Canada	4.0%
India	3.7%
[50]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Intermediate Income Fund
Class Name	Investor Shares
Trading Symbol	BIAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$27	0.53%
[51]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 135,436,098
Holdings Count | $ / shares	121
Advisory Fees Paid, Amount	$ 193,964
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$135,436,098
Number of Holdings	121
Net Advisory Fee	$193,964
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	36.3%
Agency Residential Mortgage-Backed Securities	27.7%
Corporate Bonds	25.6%
Asset-Backed Securities	4.2%
Money Market Funds	2.8%
Agency Commercial Mortgage-Backed Securities	2.4%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Non-Agency Residential Mortgage-Backed Securities	0.4%
Futures Contracts	0.0%
Cash & Other	0.1%

Top 10 Issuers	(%)
United States Treasury Note	36.3%
Federal National Mortgage Association	18.7%
Federal Home Loan Mortgage Corp.	9.1%
First American Government Obligations Fund	2.8%
Ginnie Mae II Pool	2.1%
Verizon Master Trust	1.0%
VeriSign, Inc.	1.0%
Brookfield Asset Management Ltd.	1.0%
Analog Devices, Inc.	1.0%
PNC Financial Services Group, Inc.	1.0%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Intermediate Income Fund
Class Name	Advisor Shares
Trading Symbol	BAIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$40	0.78%
[52]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 135,436,098
Holdings Count | $ / shares	121
Advisory Fees Paid, Amount	$ 193,964
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$135,436,098
Number of Holdings	121
Net Advisory Fee	$193,964
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	36.3%
Agency Residential Mortgage-Backed Securities	27.7%
Corporate Bonds	25.6%
Asset-Backed Securities	4.2%
Money Market Funds	2.8%
Agency Commercial Mortgage-Backed Securities	2.4%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Non-Agency Residential Mortgage-Backed Securities	0.4%
Futures Contracts	0.0%
Cash & Other	0.1%

Top 10 Issuers	(%)
United States Treasury Note	36.3%
Federal National Mortgage Association	18.7%
Federal Home Loan Mortgage Corp.	9.1%
First American Government Obligations Fund	2.8%
Ginnie Mae II Pool	2.1%
Verizon Master Trust	1.0%
VeriSign, Inc.	1.0%
Brookfield Asset Management Ltd.	1.0%
Analog Devices, Inc.	1.0%
PNC Financial Services Group, Inc.	1.0%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Bond Fund
Class Name	Institutional Shares
Trading Symbol	BAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$21	0.41%
[53]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 573,952,202
Holdings Count | $ / shares	179
Advisory Fees Paid, Amount	$ 873,915
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$573,952,202
Number of Holdings	179
Net Advisory Fee	$873,915
Portfolio Turnover	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	30.3%
Agency Residential Mortgage-Backed Securities	28.4%
U.S. Treasury Securities	24.8%
Money Market Funds	6.1%
Asset-Backed Securities	5.3%
Foreign Government Agency Issues	5.2%
Agency Commercial Mortgage-Backed Securities	4.1%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Municipal Bonds	0.9%
Cash & Other	-6.1%

Top 10 Issuers	(%)
Federal National Mortgage Association	21.1%
United States Treasury Note	15.6%
Federal Home Loan Mortgage Corp.	6.7%
First American Government Obligations Fund	6.1%
European Investment Bank	5.2%
United States Treasury Bond	5.1%
United States Treasury STRIP	4.1%
Kreditanstalt fuer Wiederaufbau	3.1%
Ginnie Mae II Pool	3.2%
Revvity, Inc.	1.5%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Bond Fund
Class Name	Investor Shares
Trading Symbol	BASBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$24	0.46%
[54]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 573,952,202
Holdings Count | $ / shares	179
Advisory Fees Paid, Amount	$ 873,915
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$573,952,202
Number of Holdings	179
Net Advisory Fee	$873,915
Portfolio Turnover	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	30.3%
Agency Residential Mortgage-Backed Securities	28.4%
U.S. Treasury Securities	24.8%
Money Market Funds	6.1%
Asset-Backed Securities	5.3%
Foreign Government Agency Issues	5.2%
Agency Commercial Mortgage-Backed Securities	4.1%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Municipal Bonds	0.9%
Cash & Other	-6.1%

Top 10 Issuers	(%)
Federal National Mortgage Association	21.1%
United States Treasury Note	15.6%
Federal Home Loan Mortgage Corp.	6.7%
First American Government Obligations Fund	6.1%
European Investment Bank	5.2%
United States Treasury Bond	5.1%
United States Treasury STRIP	4.1%
Kreditanstalt fuer Wiederaufbau	3.1%
Ginnie Mae II Pool	3.2%
Revvity, Inc.	1.5%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Maryland Bond Fund
Class Name	Investor Shares
Trading Symbol	BIAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Maryland Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$25	0.48%
[55]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 171,437,574
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 252,703
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$171,437,574
Number of Holdings	69
Net Advisory Fee	$252,703
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Municipal Bonds	97.2%
Money Market Funds	2.0%
Cash & Other	0.8%

Industry	(%)
Revenue Bonds	76.5%
General Obligation Bonds	20.7%
Cash & Other	2.8%

Top 10 Issuers	(%)
Maryland Economic Development Corporation	11.3%
County of Frederick MD	10.3%
Johns Hopkins Health System	6.0%
Maryland Stadium Authority	5.9%
MedStar Health	5.6%
State of Maryland Department of Transportation	4.9%
County of Baltimore MD	4.8%
State of Maryland	4.4%
Maryland Community Development Administration	3.8%
City of Baltimore MD	3.8%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Tax-Exempt Bond Fund
Class Name	Institutional Shares
Trading Symbol	BTEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$22	0.42%
[56]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 1,151,515,478
Holdings Count | $ / shares	181
Advisory Fees Paid, Amount	$ 1,617,340
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,151,515,478
Number of Holdings	181
Net Advisory Fee	$1,617,340
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 States	(%)
Texas	13.0%
New York	8.8%
Illinois	8.2%
Alabama	7.6%
Wisconsin	7.5%
Florida	5.7%
California	5.1%
Kentucky	4.3%
Georgia	4.1%
New Jersey	3.1%

Top 10 Issuers	(%)
Public Finance Authority	5.8%
Black Belt Energy Gas District	3.9%
Kentucky Public Energy Authority	3.8%
Main Street Natural Gas, Inc.	3.0%
Miami-Dade County Florida Expressway Authority	2.8%
Southeast Energy Authority A Cooperative District	2.7%
First American Government Obligations Fund	2.7%
Tobacco Settlement Financing Corp.	2.5%
New Jersey Transportation Trust Fund Authority	2.3%
Texas Municipal Gas Acquisition and Supply Corp. II	2.1%

Security Type	(%)
Municipal Bonds	96.9%
Money Market Funds	2.7%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Tax-Exempt Bond Fund
Class Name	Investor Shares
Trading Symbol	BIAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$24	0.47%
[57]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 1,151,515,478
Holdings Count | $ / shares	181
Advisory Fees Paid, Amount	$ 1,617,340
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,151,515,478
Number of Holdings	181
Net Advisory Fee	$1,617,340
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 States	(%)
Texas	13.0%
New York	8.8%
Illinois	8.2%
Alabama	7.6%
Wisconsin	7.5%
Florida	5.7%
California	5.1%
Kentucky	4.3%
Georgia	4.1%
New Jersey	3.1%

Top 10 Issuers	(%)
Public Finance Authority	5.8%
Black Belt Energy Gas District	3.9%
Kentucky Public Energy Authority	3.8%
Main Street Natural Gas, Inc.	3.0%
Miami-Dade County Florida Expressway Authority	2.8%
Southeast Energy Authority A Cooperative District	2.7%
First American Government Obligations Fund	2.7%
Tobacco Settlement Financing Corp.	2.5%
New Jersey Transportation Trust Fund Authority	2.3%
Texas Municipal Gas Acquisition and Supply Corp. II	2.1%

Security Type	(%)
Municipal Bonds	96.9%
Money Market Funds	2.7%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Tax-Exempt Sustainable Bond Fund
Class Name	Investor Shares
Trading Symbol	BITEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Tax-Exempt Sustainable Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$24	0.47%
[58]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 331,463,948
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 462,804
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$331,463,948
Number of Holdings	113
Net Advisory Fee	$462,804
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 States	(%)
California	16.7%
New York	11.1%
Wisconsin	8.6%
Texas	6.6%
Illinois	6.3%
Maryland	5.2%
Virginia	4.5%
Colorado	4.3%
Pennsylvania	3.1%
Georgia	2.9%

Top 10 Issuers	(%)
California Community Choice Financing Authority	9.4%
First American Government Obligations Fund	4.1%
Maryland Health & Higher Educational Facilities Authority	3.6%
California Earthquake Authority	3.3%
Public Finance Authority	3.2%
New York Transportation Development Corp.	3.0%
Utah Housing Corp.	2.8%
New York Liberty Development Corp.	2.5%
Northside Independent School District	2.3%
York County South Carolina Fort Mill School District No. 4	2.2%

Security Type	(%)
Municipal Bonds	95.4%
Money Market Funds	4.1%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mortgage Securities Fund
Class Name	Institutional Shares
Trading Symbol	BAFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$23	0.45%
[59]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 267,513,719
Holdings Count | $ / shares	322
Advisory Fees Paid, Amount	$ 425,620
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$267,513,719
Number of Holdings	322
Net Advisory Fee	$425,620
Portfolio Turnover	112%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	97.8%
Money Market Funds	10.6%
Asset-Backed Securities	5.5%
Agency Commercial Mortgage-Backed Securities	4.5%
Non-Agency Commercial Mortgage-Backed Securities	0.9%
Municipal Bonds	0.1%
Futures Contracts	0.0%
Cash & Other	-19.4%

Top 10 Issuers	(%)
Federal National Mortgage Association	65.4%
Federal Home Loan Mortgage Corp.	23.8%
First American Government Obligations Fund	10.6%
Ginnie Mae II Pool	8.4%
Government National Mortgage Association	3.5%
Verizon Master Trust	1.1%
Hyundai Auto Receivables Trust	1.0%
BX Trust	0.9%
Fannie Mae Grantor Trust	0.7%
Ford Credit Auto Owner Trust	0.7%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mortgage Securities Fund
Class Name	Investor Shares
Trading Symbol	BIAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$26	0.50%
[60]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 267,513,719
Holdings Count | $ / shares	322
Advisory Fees Paid, Amount	$ 425,620
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$267,513,719
Number of Holdings	322
Net Advisory Fee	$425,620
Portfolio Turnover	112%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	97.8%
Money Market Funds	10.6%
Asset-Backed Securities	5.5%
Agency Commercial Mortgage-Backed Securities	4.5%
Non-Agency Commercial Mortgage-Backed Securities	0.9%
Municipal Bonds	0.1%
Futures Contracts	0.0%
Cash & Other	-19.4%

Top 10 Issuers	(%)
Federal National Mortgage Association	65.4%
Federal Home Loan Mortgage Corp.	23.8%
First American Government Obligations Fund	10.6%
Ginnie Mae II Pool	8.4%
Government National Mortgage Association	3.5%
Verizon Master Trust	1.1%
Hyundai Auto Receivables Trust	1.0%
BX Trust	0.9%
Fannie Mae Grantor Trust	0.7%
Ford Credit Auto Owner Trust	0.7%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Strategic European Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$54	1.03%
[61]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 700,994,548
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 3,275,439
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$700,994,548
Number of Holdings	68
Net Advisory Fee	$3,275,439
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	34.2%
Financials	20.3%
Consumer Staples	15.3%
Health Care	7.4%
Materials	7.2%
Communication Services	5.0%
Energy	2.5%
Consumer Discretionary	1.7%
Information Technology	1.0%
Cash & Other	5.4%

Top 10 Issuers	(%)
British American Tobacco PLC	4.9%
Unilever PLC	4.0%
Publicis Groupe SA	3.3%
AIB Group PLC	3.2%
Haleon PLC	3.1%
Erste Group Bank AG	2.6%
KBC Group NV	2.6%
Smiths Group PLC	2.5%
Bunzl PLC	2.5%
First American Government Obligations Fund	2.5%

Top 10 Countries	(%)
United Kingdom	27.5%
Germany	13.6%
France	11.3%
Ireland	7.3%
Switzerland	6.7%
Sweden	4.5%
Belgium	4.1%
Spain	4.0%
United States	4.0%
Denmark	3.5%
[62]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Strategic European Equity Fund
Class Name	Investor Shares
Trading Symbol	BIAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$62	1.18%
[63]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
Net Assets	$ 700,994,548
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 3,275,439
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$700,994,548
Number of Holdings	68
Net Advisory Fee	$3,275,439
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	34.2%
Financials	20.3%
Consumer Staples	15.3%
Health Care	7.4%
Materials	7.2%
Communication Services	5.0%
Energy	2.5%
Consumer Discretionary	1.7%
Information Technology	1.0%
Cash & Other	5.4%

Top 10 Issuers	(%)
British American Tobacco PLC	4.9%
Unilever PLC	4.0%
Publicis Groupe SA	3.3%
AIB Group PLC	3.2%
Haleon PLC	3.1%
Erste Group Bank AG	2.6%
KBC Group NV	2.6%
Smiths Group PLC	2.5%
Bunzl PLC	2.5%
First American Government Obligations Fund	2.5%

Top 10 Countries	(%)
United Kingdom	27.5%
Germany	13.6%
France	11.3%
Ireland	7.3%
Switzerland	6.7%
Sweden	4.5%
Belgium	4.1%
Spain	4.0%
United States	4.0%
Denmark	3.5%
[64]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Strategic European Equity Fund
Class Name	Advisor Shares
Trading Symbol	BAHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$75	1.43%
[65]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.43%
Net Assets	$ 700,994,548
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 3,275,439
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$700,994,548
Number of Holdings	68
Net Advisory Fee	$3,275,439
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	34.2%
Financials	20.3%
Consumer Staples	15.3%
Health Care	7.4%
Materials	7.2%
Communication Services	5.0%
Energy	2.5%
Consumer Discretionary	1.7%
Information Technology	1.0%
Cash & Other	5.4%

Top 10 Issuers	(%)
British American Tobacco PLC	4.9%
Unilever PLC	4.0%
Publicis Groupe SA	3.3%
AIB Group PLC	3.2%
Haleon PLC	3.1%
Erste Group Bank AG	2.6%
KBC Group NV	2.6%
Smiths Group PLC	2.5%
Bunzl PLC	2.5%
First American Government Obligations Fund	2.5%

Top 10 Countries	(%)
United Kingdom	27.5%
Germany	13.6%
France	11.3%
Ireland	7.3%
Switzerland	6.7%
Sweden	4.5%
Belgium	4.1%
Spain	4.0%
United States	4.0%
Denmark	3.5%
[66]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June
30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Institutional Shares
Trading Symbol	BAFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$61	1.11%
[67]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.11%
Net Assets	$ 789,764,120
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 3,325,215
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$789,764,120
Number of Holdings	106
Net Advisory Fee	$3,325,215
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	26.3%
Financials	24.7%
Consumer Discretionary	16.7%
Communication Services	7.8%
Industrials	5.5%
Consumer Staples	4.9%
Materials	3.9%
Real Estate	3.6%
Health Care	1.7%
Cash & Other	4.9%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	6.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.3%
SK Hynix, Inc.	2.5%
First American Government Obligations Fund	2.4%
HDFC Bank Ltd.	2.1%
DBS Group Holdings Ltd.	1.7%
KB Financial Group, Inc.	1.6%
AIA Group Ltd.	1.4%

Top 10 Countries	(%)
China	31.5%
Taiwan	16.3%
South Korea	15.5%
India	14.3%
Brazil	5.5%
United States	4.8%
Singapore	4.1%
Thailand	2.4%
Indonesia	1.4%
Hungary	1.4%
[68]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Investor Shares
Trading Symbol	BIAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$69	1.26%
[69]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.26%
Net Assets	$ 789,764,120
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 3,325,215
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$789,764,120
Number of Holdings	106
Net Advisory Fee	$3,325,215
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	26.3%
Financials	24.7%
Consumer Discretionary	16.7%
Communication Services	7.8%
Industrials	5.5%
Consumer Staples	4.9%
Materials	3.9%
Real Estate	3.6%
Health Care	1.7%
Cash & Other	4.9%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	6.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.3%
SK Hynix, Inc.	2.5%
First American Government Obligations Fund	2.4%
HDFC Bank Ltd.	2.1%
DBS Group Holdings Ltd.	1.7%
KB Financial Group, Inc.	1.6%
AIA Group Ltd.	1.4%

Top 10 Countries	(%)
China	31.5%
Taiwan	16.3%
South Korea	15.5%
India	14.3%
Brazil	5.5%
United States	4.8%
Singapore	4.1%
Thailand	2.4%
Indonesia	1.4%
Hungary	1.4%
[70]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Advisor Shares
Trading Symbol	BAQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Shares	$83	1.51%
[71]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.51%
Net Assets	$ 789,764,120
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 3,325,215
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$789,764,120
Number of Holdings	106
Net Advisory Fee	$3,325,215
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Information Technology	26.3%
Financials	24.7%
Consumer Discretionary	16.7%
Communication Services	7.8%
Industrials	5.5%
Consumer Staples	4.9%
Materials	3.9%
Real Estate	3.6%
Health Care	1.7%
Cash & Other	4.9%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	6.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.3%
SK Hynix, Inc.	2.5%
First American Government Obligations Fund	2.4%
HDFC Bank Ltd.	2.1%
DBS Group Holdings Ltd.	1.7%
KB Financial Group, Inc.	1.6%
AIA Group Ltd.	1.4%

Top 10 Countries	(%)
China	31.5%
Taiwan	16.3%
South Korea	15.5%
India	14.3%
Brazil	5.5%
United States	4.8%
Singapore	4.1%
Thailand	2.4%
Indonesia	1.4%
Hungary	1.4%
[72]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - Beutel Goodman Large-Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	BVALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$29	0.55%
[73]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 1,258,181,756
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 3,362,604
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,258,181,756
Number of Holdings	28
Net Advisory Fee	$3,362,604
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	19.4%
Health Care	19.2%
Information Technology	18.3%
Industrials	12.7%
Communication Services	9.4%
Consumer Discretionary	6.5%
Consumer Staples	6.3%
Materials	4.6%
Cash & Other	3.6%

Top 10 Issuers	(%)
Omnicom Group, Inc.	5.8%
Merck & Co., Inc.	5.4%
Chubb Ltd.	5.4%
Medtronic PLC	5.1%
Westinghouse Air Brake Technologies Corp.	5.0%
Ameriprise Financial, Inc.	4.8%
eBay, Inc.	4.7%
Amgen, Inc.	4.6%
PPG Industries, Inc.	4.6%
NetApp, Inc.	4.3%
[74]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - Beutel Goodman Large-Cap Value Fund
Class Name	Investor Shares
Trading Symbol	BIAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$36	0.70%
[75]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 1,258,181,756
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 3,362,604
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,258,181,756
Number of Holdings	28
Net Advisory Fee	$3,362,604
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Financials	19.4%
Health Care	19.2%
Information Technology	18.3%
Industrials	12.7%
Communication Services	9.4%
Consumer Discretionary	6.5%
Consumer Staples	6.3%
Materials	4.6%
Cash & Other	3.6%

Top 10 Issuers	(%)
Omnicom Group, Inc.	5.8%
Merck & Co., Inc.	5.4%
Chubb Ltd.	5.4%
Medtronic PLC	5.1%
Westinghouse Air Brake Technologies Corp.	5.0%
Ameriprise Financial, Inc.	4.8%
eBay, Inc.	4.7%
Amgen, Inc.	4.6%
PPG Industries, Inc.	4.6%
NetApp, Inc.	4.3%
[76]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Japan Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - WMC Japan Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$50	0.95%
[77]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 499,301,042
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 1,652,835
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$499,301,042
Number of Holdings	79
Net Advisory Fee	$1,652,835
Portfolio Turnover	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	16.8%
Materials	16.6%
Financials	16.4%
Consumer Discretionary	15.7%
Health Care	12.0%
Information Technology	9.4%
Communication Services	4.7%
Real Estate	3.8%
Consumer Staples	2.6%
Cash & Other	2.0%

Top 10 Issuers	(%)
Shin-Etsu Chemical Co. Ltd.	3.3%
KDDI Corp.	3.1%
Sony Group Corp.	2.9%
Otsuka Holdings Co. Ltd.	2.8%
Dai-ichi Life Holdings, Inc.	2.7%
Shionogi & Co. Ltd.	2.6%
Daiichi Sankyo Co. Ltd.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
Isuzu Motors Ltd.	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.2%

Top Countries	(%)
Japan	98.0%
United States	1.1%
[78]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Japan Equity Fund
Class Name	Investor Shares
Trading Symbol	BIJEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - WMC Japan Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$58	1.10%
[79]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Net Assets	$ 499,301,042
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 1,652,835
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$499,301,042
Number of Holdings	79
Net Advisory Fee	$1,652,835
Portfolio Turnover	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top Sectors*	(%)
Industrials	16.8%
Materials	16.6%
Financials	16.4%
Consumer Discretionary	15.7%
Health Care	12.0%
Information Technology	9.4%
Communication Services	4.7%
Real Estate	3.8%
Consumer Staples	2.6%
Cash & Other	2.0%

Top 10 Issuers	(%)
Shin-Etsu Chemical Co. Ltd.	3.3%
KDDI Corp.	3.1%
Sony Group Corp.	2.9%
Otsuka Holdings Co. Ltd.	2.8%
Dai-ichi Life Holdings, Inc.	2.7%
Shionogi & Co. Ltd.	2.6%
Daiichi Sankyo Co. Ltd.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
Isuzu Motors Ltd.	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.2%

Top Countries	(%)
Japan	98.0%
United States	1.1%
[80]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[5]
*	Annualized

[6]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[7]
*	Annualized

[8]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[9]
*	Annualized

[10]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[11]
*	Annualized

[12]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[13]
*	Annualized

[14]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[15]
*	Annualized

[16]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[17]
*	Annualized

[18]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[19]
*	Annualized

[20]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[21]
*	Annualized

[22]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[23]
*	Annualized

[24]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[25]
*	Annualized

[26]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[27]
*	Annualized

[28]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[29]
*	Annualized

[30]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[31]
*	Annualized

[32]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[33]
*	Annualized

[34]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[35]
*	Annualized

[36]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[37]
*	Annualized

[38]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[39]
*	Annualized

[40]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[41]
*	Annualized

[42]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[43]
*	Annualized

[44]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[45]
*	Annualized

[46]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[47]
*	Annualized

[48]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[49]
*	Annualized

[50]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[51]
*	Annualized

[52]
*	Annualized

[53]
*	Annualized

[54]
*	Annualized

[55]
*	Annualized

[56]
*	Annualized

[57]
*	Annualized

[58]
*	Annualized

[59]
*	Annualized

[60]
*	Annualized

[61]
*	Annualized

[62]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[63]
*	Annualized

[64]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[65]
*	Annualized

[66]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[67]
*	Annualized

[68]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[69]
*	Annualized

[70]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[71]
*	Annualized

[72]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[73]
*	Annualized

[74]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[75]
*	Annualized

[76]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[77]
*	Annualized

[78]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[79]
*	Annualized

[80]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.